INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s net deferred tax assets at December 31, 2014 and 2013 are shown below.

	For Year Ended December 31,
	2014	2013
Non-current deferred tax assets:
Net operating loss carry forwards	$30,133,600	$22,489,800
Research tax credit	3,267,000	2,873,000
Accrued expenses	267,000	-
Stock based compensation	2,451,000	437,000
Total deferred tax assets	36,118,600	25,799,800
Non-current deferred tax liability:
Bonus Section 401 adjustment	(61,000)	(91,000)
Depreciation and amortization	-	(5,000)
Total net deferred tax assets	36.057.600	25,703,800
Valuation allowance	(36,057,600)	(25,703,800)
Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 31, 2014 and 2013 are as follows:

	2014	2013
Federal Tax	34.0%	34.0%
State Tax	6.6%	5.9%
Interest Expense	(152.5)%	-
Incentive stock options	-	3.6%
R&D credit	(6.8)%	2.7%
Other adjustments	(14.6)%	-
Valuation allowance/other	133.3%	(46.2)%
Net	-	-